Schedule of geographic areas by revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total revenues	$ 2,678,528	$ 2,826,381
UNITED STATES
Segment Reporting [Line Items]
Total revenues	2,175,408	2,538,797
Non-US [Member]
Segment Reporting [Line Items]
Total revenues	$ 503,120	$ 287,584